UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: December 31, 2001

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry73
Form 13F Information Table Value$148,204




Market
Investment

Name of Issuer
Class
Cusip
Value/1000
Discretion
Sole






Abbott Laboratories
COM
002824100
326
5840SOLE
5840
Ace Ltd Ord
COM

5947
148117SOLE
148117
Aes Corp Com
COM
00130H105
447
27341SOLE
27341
American Express
COM
025816109
618
17328SOLE
17328
American Home Products
COM
026609107
3996
65122.3SOLE
65122.3
American Intl Group Inc.
COM
026874107
558
7029.5SOLE
7029.5
Amgen
COM
031162100
3519
62348SOLE
62348
AOL Time Warner, Inc.
COM
00184A105
590
18372SOLE
18372
Applied Materials
COM
038222105
3462
86329SOLE
86329
AT&T Corp.
COM
001957109
306
16866.43SOLE
16866.43
Bankamerica Corp. New
COM
060505104
468
7428SOLE
7428
Baxter Int'l
COM
071813109
1567
29220SOLE
29220
Bristol Myers/Squibb
COM
110122108
717
14067SOLE
14067
Capital One Financial
COM
14040H105
1643
30450SOLE
30450
Carnival Cruise Class A
COM
143658102
851
30300SOLE
30300
Check Point Software
COM
M22465104
3021
75728SOLE
75728
ChevronTexaco Corp
COM
166764100
811
9055.26SOLE
9055.26
Cisco Systems
COM
17275R102
1623
89625SOLE
89625
Citigroup
COM
172967101
3201
63404.97SOLE
63404.97
Concord Computing
COM
206197105
3287
100268SOLE
100268
Convergys Corp Com
COM
212405106
2685
71610SOLE
71610
Costco Wholesale Corporation
COM
22160K105
1818
40965SOLE
40965
Cryolife Inc.
COM
228903100
261
8700SOLE
8700
Dial Corp.
COM
25247D101
2827
164850SOLE
164850
Dime Bancorp Inc
COM
25429Q102
280
7750SOLE
7750
DPS Biotech Holders Trust
COM
09067D201
1822
13800SOLE
13800
EBAY Inc
COM
278642103
940
14050SOLE
14050
Elan Corp PLC ADR F
ADR
284131208
10039
222797SOLE
222797
Exxon Mobil Corporation
COM
30231G102
521
13246SOLE
13246
Fiserv Inc. Wisconsin
COM
337738108
2750
64972SOLE
64972
General Electric
COM
3669604103
7815
194975.82SOLE
194975.82
Golden State Bancorp
COM
381197102
329
12600SOLE
12600
Grey Global Group Inc.
COM
39787m108
913
1370SOLE
1370
Harrah's Entertainment
COM
413619107
1912
51650SOLE
51650
Health Management Cl A
COM
421933102
1317
71550SOLE
71550
Healthsouth Corp
COM
421924101
545
36800SOLE
36800
Home Depot
COM
437076102
3890
76250SOLE
76250
Honeywell International Inc.
COM
43851616
2133
63061SOLE
63061
IBM
COM
459200101
405
3345SOLE
3345
Intel Corp
COM
458140100
9476
301311SOLE
301311
Johnson & Johnson
COM
478160104
926
15673SOLE
15673
Liberty Media Corp-A
COM
530718105
2606
186173SOLE
186173
Lowes Companies
COM
548661107
3140
67650SOLE
67650
Marsh & Mclennan Companies
COM
571748102
472
4395SOLE
4395
MBNA Corporation
COM
55262L100
2143
60887SOLE
60887
Mcgraw Hill Co.
COM
580645109
768
12600.23SOLE
12600.23
Mellon Financial Corp.
COM
58551a108
296
7878SOLE
7878
Merck & Co.
COM
589331107
2219
37733.35SOLE
37733.35
Microsoft
COM
594918104
2815
42498SOLE
42498
Mohawk Industries
COM
608190104
664
12100SOLE
12100
Nokia Corp Adr 'A'
ADR
654902204
405
16510SOLE
16510
Pfizer Inc.
COM
717081103
807
20239.69SOLE
20239.69
Royal Dutch
COM
780257804
773
15761SOLE
15761
Sabre Group
COM
785905100
1497
35350SOLE
35350
SBC Communications
COM
78387G103
456
11635SOLE
11635
Schering Plough
COM
806605101
284
7931SOLE
7931
Schlumberger Ltd
COM
806857108
1749
31835SOLE
31835
Staples Inc.
COM
855030102
2865
153205SOLE
153205
Sungard Data Systems
COM
867363103
1958
67675SOLE
67675
Tenet Healthcare
COM
88033G100
3899
66400SOLE
66400
TMP Worldwide Inc.
COM
872941109
1349
31450SOLE
31450
Total Fina SA Spon ADR
ADR
89151E109
277
3950SOLE
3950
Tricon Global Restaurant
COM
895953107
479
9730SOLE
9730
Tyco International
COM
902124106
5397
91628SOLE
91628
United Parcel Service Cl B
COM
911312106
378
6931SOLE
6931
United Technologies
COM

5551
85890.42SOLE
85890.42
Univision Comm. Cl A
COM
914906102
4994
123429SOLE
123429
Utd Surg. Ptnrs Intl
COM
913016309
821
38800SOLE
38800
Verizon Communications
COM
92343V104
275
5796SOLE
5796
Washington Mut Inc Com
COM
939322103
1299
39712SOLE
39712
Waste Management
COM
94106L109
1120
35092SOLE
35092
Williams Sonoma Inc Com
COM
969904101
4882
113800SOLE
113800
Xilinx Inc.
COM
983919101
1004
25700SOLE
25700